UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Cash Portfolio

March 31, 2009

1.814653.104

NCC-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (d) - 63.3%
Due Date	Yield (a)	Principal Amount	Value
Amsterdam Funding Corp.
4/21/09 to 4/24/09	0.50%	$ 271,000,000	$ 270,915,250
Atlantic Asset Securitization Corp.
4/16/09	0.55	50,000,000	49,988,542
Australia & New Zealand Banking Group Ltd.
5/6/09	1.02	67,000,000	66,933,558
Banco Bilbao Vizcaya Argentaria SA (London Branch)
5/5/09 to 6/3/09	0.60 to 1.00	195,600,000	195,389,143
Barclays U.S. Funding Corp.
5/12/09 to 5/20/09	1.35 to 1.37	150,000,000	149,753,583
BNP Paribas Finance, Inc.
4/13/09 to 7/13/09	0.71 to 2.00	375,000,000	374,403,628
Calyon North America
5/4/09 to 7/23/09	1.05 to 1.15	325,000,000	324,490,073
Canadian Imperial Holdings, Inc.
5/18/09 to 6/4/09	1.00 to 1.23	35,000,000	34,932,500
Commerzbank U.S. Finance, Inc.
4/2/09 to 4/27/09	1.10 to 1.25	146,000,000	145,901,706
Dakota Notes (Citibank Credit Card Issuance Trust)
4/1/09 to 5/6/09	0.85 to 1.15	171,150,000	171,065,946
Danske Corp.
4/9/09 to 5/26/09	0.65 to 1.65 (c)	216,000,000	215,881,014
DnB NOR Bank ASA
4/6/09 to 6/15/09	0.90 to 1.34	285,000,000	284,689,079
Emerald Notes (BA Credit Card Trust)
4/1/09 to 5/1/09	0.75 to 1.71	204,000,000	203,903,447
ING U.S. Funding LLC
4/27/09 to 5/26/09	0.75 to 1.11	200,000,000	199,805,250
Intesa Funding LLC
4/2/09 to 7/6/09	1.00 to 1.80	245,000,000	244,718,587
Market Street Funding LLC
4/9/09 to 4/16/09	0.50 to 0.52	55,000,000	54,991,250
Natexis Banques Populaires US Finance Co. LLC
5/5/09 to 5/6/09	1.18 to 1.20	100,000,000	99,885,944
Nationwide Building Society
4/9/09 to 4/27/09	1.34 to 1.49	71,000,000	70,955,766
Palisades Notes (Citibank Omni Master Trust)
4/1/09 to 4/6/09	0.95 to 1.00	54,000,000	53,998,150
Rabobank USA Financial Corp.
6/22/09 to 8/26/09	0.65 to 1.01	385,000,000	383,922,139
Royal Bank of Scotland PLC
4/15/09	1.11	100,000,000	99,956,833
Salisbury Receivables Co. LLC
4/15/09 to 4/21/09	0.50 to 0.53	74,000,000	73,982,111
Sanpaolo IMI U.S. Financial Co.
6/19/09 to 7/15/09	1.15 to 1.20	99,000,000	98,678,750
Santander Finance, Inc.
4/8/09 to 7/22/09	1.15 to 1.51	64,000,000	63,919,043
Societe Generale North America, Inc.
4/23/09 to 7/13/09	1.00 to 1.15	225,000,000	224,663,708

Due Date	Yield (a)	Principal Amount	Value
Toronto Dominion Holdings (USA)
4/14/09 to 11/2/09	1.01 to 2.45%	$ 307,000,000	$ 305,097,559
UniCredito Italiano Bank (Ireland) PLC
4/13/09 to 4/14/09	1.11 to 1.25	87,000,000	86,964,543
Westpac Banking Corp.
4/17/09 to 5/27/09	1.23 to 1.56 (c)	210,000,000	209,994,578
TOTAL COMMERCIAL PAPER			4,759,781,680
U.S. Government and Government Agency Obligations - 1.7%

Other Government Related - 1.7%
Bank of America NA (FDIC Guaranteed)
4/29/09 to 6/15/09	1.23 to 1.36 (b)(c)	128,976,000	128,976,000
Federal Agencies - 31.6%

Fannie Mae - 8.3%
4/1/09 to 9/25/09	0.44 to 3.37 (c)	626,000,000	624,559,289
Federal Home Loan Bank - 16.0%
4/1/09 to 3/2/10	0.44 to 3.26 (c)	1,205,300,000	1,205,206,401
Freddie Mac - 7.3%
4/20/09 to 3/9/10	0.43 to 1.33 (c)	545,000,000	544,779,515
TOTAL FEDERAL AGENCIES			2,374,545,205
U.S. Treasury Obligations - 3.4%

U.S. Treasury Bills - 3.4%
6/4/09 to 12/17/09	0.69 to 1.74	255,000,000	254,080,102
Repurchase Agreements - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) #	$ 342,001	342,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,517,724,987)	7,517,724,987
NET OTHER ASSETS - 0.0%	3,192,791
NET ASSETS - 100%	$ 7,520,917,778
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $128,976,000 or 1.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$342,000 due 4/01/09 at 0.14%
Deutsche Bank Securities, Inc.	$ 342,000
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 7,517,724,987	$ -	$ 7,517,724,987	$ -
Income Tax Information
At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $7,517,724,987.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

The North Carolina Capital
Management Trust:
Term Portfolio

March 31, 2009

1.814654.104

NCT-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 20.5%
Federal Home Loan Bank:
0% 1/7/10	$ 560,000	$ 557,683
1% 2/5/10	7,700,000	7,701,047
1% 3/2/10	500,000	500,174
5% 12/11/09	5,950,000	6,116,737
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		14,875,641
U.S. Treasury Obligations - 79.1%
U.S. Treasury Bills, yield at date of purchase 0.71% to 0.73% 12/17/09 to 3/11/10	57,730,000	57,474,920
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $72,221,179)		72,350,561
Cash Equivalents - 0.3%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.14%, dated 3/31/09 due 4/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $249,000)	$ 249,001	$ 249,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $72,470,179)	72,599,561
NET OTHER ASSETS - 0.1%	68,684
NET ASSETS - 100%	$ 72,668,245
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$249,000 due 4/01/09 at 0.14%
Deutsche Bank Securities, Inc.	$ 249,000

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 72,599,561	$ -	$ 72,599,561	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $72,470,179. Net unrealized appreciation aggregated $129,382, all of which was related to appreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	May 29, 2009
By:	/s/John R. Hebble John R. Hebble
Treasurer and Chief Financial
Officer

Date:	May 29, 2009